SHAREHOLDERS' EQUITY	6 Months Ended
Jun. 30, 2015
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]
5. SHAREHOLDERS' EQUITY

During the six-month period ended June 30, 2015, 307,500 shares were issued by the Company as a result of the exercise of stock options and warrants.

The total amount of shares outstanding as of June 30, 2015 amounted to 40,498,764.